RELATED PARTY TRANSACTIONS - Significant related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Contract liabilities - related parties	$ 228	$ 150
Equity security without readily determinable fair values using the measurement alternative - related party	35,568
Loan receivable from a related party	351,486	269,539
Shortterm borrowings	1,263,707	802,519
Related party
RELATED PARTY TRANSACTIONS
Accounts Receivable	114,126	107,816
Contract liabilities - related parties	228	150
Prepayments and other current assets, net	111,886	74,558
Other non-current assets	569	1,113
Accounts payable	458,189	410,433
Accrued expenses and other current liabilities	211,665	213,582
Other non-current liabilities	856	1,471
Operating lease liabilities-related parties, current	1,636	1,028
Operating lease liabilities, non-current	3,105	10,729
Investment securities - related parties	1,811	2,221
Equity security without readily determinable fair values using the measurement alternative - related party	35,568
Loan receivable from a related party	351,486	269,539
Shortterm borrowings	$ 784,288	$ 199,570